Description of Plan - Payment & Forfeited accounts (Details) - Mayville Engineering Company, Inc. 401(k) Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of Plan
Threshold participant vested balance	$ 7
Forfeited nonvested accounts	17	$ 48
Forfeited accounts allocated to participants	$ 203